Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales, net	$ 2,290,321	$ 1,442,898	$ 5,591,087	$ 7,364,452
Cost of goods sold	2,150,586	1,305,527	5,283,054	8,167,841
Gross profit	139,735	137,371	308,033	(803,389)
Operating expenses:
Consulting fees	53,426	42,560	129,752	324,947
Share-based compensation	136,986	280,764	1,064,086	887,173
Salaries and wages	343,055	256,450	1,094,465	549,578
Legal and professional	160,991	98,773	274,824	300,350
General and administrative	357,213	259,488	929,348	781,982
Impairment loss				8,633,761
Total operating expenses	1,051,671	938,035	3,492,475	11,477,791
Loss from operations	(911,936)	(800,664)	(3,184,442)	(12,281,180)
Other (income) and expenses
Interest income		(53)	(372)	(231)
Interest expense	196,218	4,612	25,876	160,937
Loss on sale of equipment, net			89,666
Gain on settlement of note payable			(15,000)
Total other expense, net	196,218	4,559	100,170	160,706
Loss before provision for income taxes	(1,108,154)	(805,223)	(3,284,612)	(12,441,886)
Provision for income taxes	756	687	(1,020,052)	10,374
Net loss	$ (1,108,910)	$ (805,910)	$ (2,264,560)	$ (12,452,260)
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.18)
Weighted average number of common shares outstanding - basic and diluted (in shares)	126,269,222	86,451,976	109,553,834	69,113,112